FORM 24F-2

                        Annual Notice of Securities Sold

                             Pursuant to Rule 24f-2

1.       Name and address of issuer:
                  CUNA Mutual Life Variable Annuity Account
                  2000 Heritage Way

                  Waverly, Iowa  50677


2. Name of each series or class of securities for which this Form is filed(If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.       Investment Company Act File Number:  811-8260

         Securities Act File Number:  33-73738

4(a).    Last day of fiscal year for which this notice is filed:   December 31,
         1999

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]

         Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).    Check box if this is the last time the issuer will be filing this Form.
         [  ]


5.       Calculation of registration fee:
         (i)    Aggregate sale price of securities sold during the fiscal year
                pursuant to section 24(f):                                                                    $1,168,703,180

         (ii)   Aggregate price of securities redeemed or repurchased during the
                fiscal year:                                                            $899,340,979

         (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to
                the Commission:                                                                   $0

         (iv)   Total available redemption credits [add Items 5(ii) and 5(iii):
                                                                                                               -$899,340,979

         (v)    Net Sales - if Item 5(i) is greater than Item 5(iv) [subtract Item
                5(iv) from Item 5(i)]:                                                                          $269,362,201

         (vi)   Redemption  credits  available for use in future years - if Item
                5(i) is less than Item  5(iv)  [subtract  Item  5(iv)  from Item
                5(i)]:

                                                                                                  $0

         (vii)  Multiplier for determining registration fee (See Instruction C.9):
                                                                                                                   x .000264

         (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter
                "0" if no fee is due):                                                                              =$71,112


6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A


7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                                                                         $0


8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:

                                                                                                                    =$71,112


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         03/17/00

         Method of Delivery:

         [X]  Wire Transfer
              Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By(Signature and Title)* /s/ Michael B. Kitchen
                        -----------------------------
                       Michael B. Kitchen, President and Chief Executive Officer
                        CUNA Mutual Life Insurance Company



Date    March 22, 2000

* Please print the name and title of the signing officer below the signature.